Restructuring and Asset Impairment Charges, Net	12 Months Ended
Sep. 27, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges, Net
Restructuring and Asset Impairment Charges, Net
During fiscal 2013, the Company identified and pursued opportunities for cost savings through restructuring activities and workforce reductions to improve operating efficiencies across the Company's businesses. The Company expects to incur restructuring and restructuring related charges in the range of $50 million to $75 million in fiscal 2014, which does not include repositioning charges as discussed below.
The Company recorded restructuring and asset impairment charges by action and Consolidated Statement of Operations classification as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012	September 30, 2011
2013 actions	$99	$—	$—
2012 actions	—	94	—
2011 and prior actions	12	10	78
Total restructuring and asset impairment charges, net	$111	$104	$78
Charges reflected in cost of sales	—	—	2
Charges reflected in SG&A	—	—	1
Charges reflected in restructuring, asset impairments and divestiture charges (gains), net	$111	$104	$75

2013 Actions
Restructuring and asset impairment charges, net, during the year ended September 27, 2013 related to the 2013 actions are as follows ($ in millions):

	For the Year Ended September 27, 2013
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Installation & Services	$34	$1	$35
ROW Installation & Services	46	4	50
Global Products	9	2	11
Corporate and Other	3	—	3
Total	$92	$7	$99

The rollforward of the reserves from September 28, 2012 to September 27, 2013 is as follows ($ in millions):

Balance as of September 28, 2012	$—
Charges	102
Reversals	(4)
Utilization	(29)
Transfer	(1)
Balance as of September 27, 2013	$68

2012 Actions
Restructuring and asset impairment charges, net, during the years ended September 27, 2013 and September 28, 2012 related to the 2012 actions are as follows ($ in millions):

	For the Year Ended September 27, 2013
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
ROW Installation & Services	$—	$1	$1
Global Products	(1)	—	(1)
Total	$(1)	$1	$—

	For the Year Ended September 28, 2012
	Employee Severance and Benefits(1)	Facility Exit and Other Charges(2)	Total
NA Installation & Services	$10	$34	$44
ROW Installation & Services	22	5	27
Global Products	7	3	10
Corporate and Other	9	4	13
Total	$48	$46	$94
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(1)	Includes $6 million of charges for the year ended September 28, 2012 related to the 2012 Separation recorded by Corporate and Other.

(2)
Includes $20 million, $1 million and $2 million of asset impairment charges recorded by NA Installation & Services, ROW Installation & Services and Global Products, respectively, for the year ended September 28, 2012 related to the 2012 Separation. Includes $4 million of other restructuring charges recorded by Corporate and Other for the year ended September 28, 2012 related to the 2012 Separation.

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the 2012 actions are as follows ($ in millions):

	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Installation & Services	$10	$34	$44
ROW Installation & Services	22	6	28
Global Products	6	3	9
Corporate and Other	9	4	13
Total	$47	$47	$94
The rollforward of the reserves from September 28, 2012 to September 27, 2013 is as follows ($ in millions):

Balance as of September 28, 2012	$38
Charges	5
Reversals	(5)
Utilization	(22)
Currency translation	(1)
Balance as of September 27, 2013	$15

2011 and prior actions
The Company continues to maintain restructuring reserves related to actions initiated prior to fiscal 2012. The total amount of these reserves was $47 million and $64 million as of September 27, 2013 and September 28, 2012, respectively. The Company incurred $12 million, $10 million and $78 million of restructuring charges, net and utilized $30 million, $64 million and $89 million for the year ended September 27, 2013, September 28, 2012 and September 30, 2011, respectively, related to 2011 and prior actions. The aggregate remaining reserves primarily relate to facility exit costs for long-term non-cancelable lease obligations primarily within the Company's ROW Installation & Services segment.
Total Restructuring Reserves
As of September 27, 2013 and September 28, 2012 , restructuring reserves related to all actions were included in the Company's Consolidated Balance Sheets as follows ($ in millions):

	As of
	September 27, 2013	September 28, 2012
Accrued and other current liabilities	$112	$83
Other liabilities	18	19
Total	$130	$102
Restructuring reserves for businesses that are included within Liabilities held for sale on the Consolidated Balance Sheets are excluded from the table above. See Note 3 for additional information.
Repositioning
The Company has initiated certain global actions designed to reduce its cost structure and improve future profitability by streamlining operations and better aligning functions, which the Company refers to as repositioning actions. These actions may or may not lead to a future restructuring action. During the year ended September 27, 2013, the Company recorded repositioning charges of $20 million primarily related to professional fees which have been reflected in Selling, general and administrative expenses in the Consolidated Statement of Operations. There were no repositioning charges incurred during fiscal 2012 or 2011.